SEGMENT REPORTING	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

Note 21     SEGMENT REPORTING

Effective as of January 1, 2024, the Company adopted ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The Company’s Chief Operating Decision Maker (“CODM”) is its Executive Director, Song-Yuan Teng, who is responsible for reviewing the results of operations and allocating resources across the Company’s reportable segments, including Fish Trading and Catering Services. These operating segments reflect the manner in which the CODM allocates resources and evaluates performance.

These segments align with how management evaluates performance and allocates resources. Segment performance is evaluated based on segment revenue and operating profit, which includes direct costs and segment-specific general and administrative expenses and tax, but excludes corporate overhead and interest.

The summary of key information by segments for the three months ended June 30, 2025 and 2024 was as follows:

For three months ended June 30, 2025

	Sales of Fish Trading	Sales of Catering	E-Commerce	Total

Revenue	$3,929,870	$2,418	$39,428	$3,971,716
Cost of revenue	$3,921,975	$1,904	$15,383	$3,939,262
Gross profit	$7,895	$514	$24,045	$32,454
General and administrative expenses	$(370,349)	$86,683	$47,344	$(236,322)
Segment operating losses	$(362,454)	$87,197	$71,389	$(203,868)
Income tax expenses	$(140,561)	$–	$–	$(140,561)
Segment losses	$(503,015)	$87,197	$71,389	$(344,429)

For three months ended June 30, 2024

	Sales of Fish Trading	Sales of Catering	E-Commerce	Total

Revenue	$6,640,220	$1,122	$111,770	$6,753,112
Cost of revenue	$6,626,898	$21,179	$59,248	$6,707,325
Gross profit	$13,322	$(20,057)	$52,522	$45,787
General and administrative expenses	$(128,410)	$(65,113)	$(160,919)	$(354,442)
Segment operating losses	$(115,088)	$(85,170)	$(108,397)	$(308,655)
Income tax benefit	$1,766	$–	$–	$1,766
Segment losses	$(113,322)	$(85,170)	$(108,397)	$(306,889)

For six months ended June 30, 2025

	Sales of Fish Trading	Sales of Catering	E-Commerce	Total

Revenue	$8,404,076	$4,507	$97,261	$8,505,844
Cost of revenue	$8,387,184	$3,471	$31,785	$8,422,440
Gross profit	$16,892	$1,036	$65,476	$83,404
General and administrative expenses	$(430,672)	$(108,724)	$(31,297)	$(570,693)
Segment operating losses	$(413,780)	$(107,688)	$34,179	$(487,289)
Income tax expenses	$(140,561)	$–	$–	$(140,561)
Segment losses	$(554,341)	$(107,688)	$34,179	$(627,850)

For six months ended June 30, 2024

	Sales of Fish Trading	Sales of Catering	E-Commerce	Total

Revenue	$11,404,737	$87,495	$160,760	$11,652,992
Cost of revenue	$11,381,512	$65,168	$76,564	$11,523,244
Gross profit	$23,225	$22,327	$84,196	$129,748
General and administrative expenses	$(419,600)	$(153,984)	$(232,322)	$(805,906)
Segment operating losses	$(396,375)	$(131,657)	$(148,126)	$(676,158)
Income tax expenses	$(122,380)	$–	$–	$(122,380)
Segment losses	$(518,755)	$(131,657)	$(148,126)	$(798,538)

The following tables set forth a summary of single customers who represent 10% or more of the Company’s segments revenue, net:

	Fish Trading
	June 30, 2025	June 30, 2024

Percentage of fish trading revenue
Customer A	16.12%	20.33%
Customer B	23.46%	14.05%
Customer C	–	10.85%
Customer D	–	17.68%
Customer E	19.24%	12.15%
Customer F	18.65%	13.96%
Customer G	13.23%	–
	90.7%	89.02%

	Catering
	June 30, 2025	June 30, 2024

Percentage of catering revenue
Customer H	82.85%	–
Customer I	10.68%	–
	93.53%	–